Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Deferred Compensation

6.  Deferred Compensation

The Company has established a Deferred Compensation Arrangement for the benefit of its Chief Financial Officer. The deferred compensation is held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust are subject to the claims of the Company’s creditors in the event that the Company becomes insolvent. The trust qualifies as a grantor trust for income tax purposes (known as a “rabbi trust”). Deferred compensation under the Deferred Compensation Arrangement was $821 as of March 31, 2012 and December 31, 2011.

7.  Deferred Compensation

The Company has established a Deferred Compensation Arrangement for the benefit of its Chief Executive Officer and its Chief Financial Officer (See Note 10 – Commitments and Contingencies - Employment Agreements). The deferred compensation is held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust are subject to the claims of the Company’s creditors in the event that the Company becomes insolvent. The trust qualifies as a grantor trust for income tax purposes (known as a “rabbi trust”). The assets of the trust are valued at $822 and $2,506 as of December 31, 2011 and 2010, respectively, and are included in Restricted Cash Equivalents on the accompanying Consolidated Balance Sheet. The liabilities of the Deferred Compensation Arrangement are valued at $821 and $2,506 as of December 31, 2011 and 2010, respectively.